Deposits (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Aggregate amount of overdrawn deposit accounts reclassified as loan balances	$ 389,331	$ 147,398
Components of interest-bearing deposits [Abstract]
Interest-Bearing Demand	314,030,843	284,870,972
Savings	48,777,743	41,230,662
Time, $100,000 and Over	211,244,750	247,589,188
Other Time	281,665,013	332,025,539
Total Interest bearing Deposits	855,718,349	905,716,361
Brokered deposits balances	28,229,608	28,157,961
CDARS balances	28,229,608	28,157,961
Brokered deposits less the reciprocal deposits	0	0
Certificates of deposits, $100,000 or more	161,530,500	190,876,500
Scheduled maturities of certificates of deposits [Abstract]
2013	388,484,260
2014	59,082,678
2015	28,380,949
2016	8,169,838
2017 and Thereafter	8,792,038
Total	$ 492,909,763